CONVERTIBLE NOTES (Narrative) (Details) (USD $)	9 Months Ended				0 Months Ended	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Nov. 23, 2011	Sep. 30, 2011	Nov. 23, 2011 Convertible Notes [Member]	Jun. 30, 2012 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt issued					$ 2,012,500
Number of warrants	81,588,029		81,588,029		81,588,029
Proceeds from convertible note payable	1,750,000				1,750,000
Original issue discount percent					13.00%
Principal balance of convertible notes	1,127,887					1,127,887
Convertible notes, net of discount	$ 328,478					$ 328,478
Conversion price						$ 0.074
Debt conversion, potential number of shares						15,241,730